Non-consolidated VIEs - Corporation's VI in non-consolidated VIEs and max exposure to loss (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity
Assets	$ 75,097,899	$ 65,926,000	$ 52,115,324
Variable Interest Entity Not Primary Beneficiary
Variable Interest Entity
Assets	102,432	99,042
Maximum exposure to loss	102,432	99,042
Variable Interest Entity Not Primary Beneficiary | Servicing assets
Variable Interest Entity
Assets	94,464	90,273
Variable Interest Entity Not Primary Beneficiary | Mortgage servicing rights
Variable Interest Entity
Assets	94,464	90,273
Variable Interest Entity Not Primary Beneficiary | Other assets
Variable Interest Entity
Assets	7,968	8,769
Variable Interest Entity Not Primary Beneficiary | Servicing advances
Variable Interest Entity
Assets	$ 7,968	$ 8,769